Securities (Tables)	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
:

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
U.S. federal agency obligations	$7,447	$14	$(66)	$7,395
State and municipal	54,298	2,638	(89)	56,847
Mortgage-backed securities – residential	27,391	185	(88)	27,488
Government agency sponsored collateralized mortgage obligations	63,140	290	(900)	62,530
Corporate debt securities	1,000	—	(37)	963
Total	$153,276	$3,127	$(1,180)	$155,223

	December 31, 2013
	Amortized Costs	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
U.S. federal agency obligations	$6,249	$43	$(142)	$6,150
State and municipal	54,892	1,505	(674)	55,723
Mortgage-backed securities – residential	28,197	107	(366)	27,938
Government agency sponsored collateralized mortgage obligations	74,417	274	(2,380)	72,311
Corporate debt securities	2,121	29	—	2,150
Total	$165,876	$1,958	$(3,562)	$164,272

Sales of securities available for sale	The proceeds from sales of securities available-for-sale were as follows:

	Year Ended December 31,
	2014	2013
	(Dollars in thousands)
Proceeds	$26,133	$32,942
Gross gains	203	908
Gross losses	(98)	(190)

Amortized cost and fair value of debt securities by contractual maturity

	December 31, 2014
	Amortized Cost	Fair Value
	(Dollars in thousands)
Due in one year or less	$229	$235
Due from one to five years	10,210	10,376
Due from five to ten years	39,438	40,646
Due after ten years	12,868	13,948
Subtotal	62,745	65,205
Mortgage-backed securities and government agency sponsored collateralized mortgage obligations	90,531	90,018
Total	$153,276	$155,223

Fair value of securities with unrealized losses, aggregated by investment category and length of time
Securities with unrealized losses at December 31, 2014 and 2013, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are presented in the following tables:

	December 31, 2014
	Continuing Unrealized Loss For Less Than 12 Months		Continuing Unrealized Loss For 12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars in thousands)
U.S. federal agency obligations	$2,792	$(8)	$2,942	$(58)	$5,734	$(66)
State and municipal	3,571	(11)	5,506	(78)	9,077	(89)
Mortgage-backed securities – residential	13,261	(40)	3,073	(48)	16,334	(88)
Government agency sponsored collateralized mortgage obligations	5,845	(34)	33,504	(866)	39,349	(900)
Corporate debt securities	963	(37)	—	—	963	(37)
Total temporarily impaired	$26,432	$(130)	$45,025	$(1,050)	$71,457	$(1,180)

	December 31, 2013
	Continuing Unrealized Loss For Less Than 12 Months		Continuing Unrealized Loss For 12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars in thousands)
U.S. federal agency obligations	$2,858	$(142)	$—	$—	$2,858	$(142)
State and municipal	17,352	(558)	1,524	(116)	18,876	(674)
Mortgage-backed securities – residential	22,432	(366)	—	—	22,432	(366)
Government agency sponsored collateralized mortgage obligations	46,555	(2,023)	6,708	(357)	53,263	(2,380)
Total temporarily impaired	$89,197	$(3,089)	$8,232	$(473)	$97,429	$(3,562)
.